10-Q OTHER INVESTMENTS AND OTHER NONCURRENT ASSETS - Equity Securities, at Fair Value (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Equity securities, at fair value	$ 3,403,897	$ 2,252,891	$ 0
Noncurrent assets:
Equity securities, at fair value	110,067	96,107	$ 890,829
Total	$ 3,513,964	$ 2,348,998